The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2021

Royce Opportunity Fund

I. Effective as of October 4, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team led by Portfolio Manager Boniface A. Zaino, and including Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. They are assisted by Portfolio Manager Kavitha Venkatraman. Mr. Zaino was portfolio manager from 1998 through September 30, 2018, Senior Advisor to Royce Investment Partners working on the Opportunity strategy from October 1, 2018 to April 20, 2021, and became portfolio manager on April 21, 2021. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021. Ms. Venkatraman became assistant portfolio manager on October 4, 2021.

II. Effective as of October 4, 2021, the information below relating to Kavitha Venkatraman is added under the heading “Management of the Funds.”

Kavitha Venkatraman

Portfolio Manager

Employed by Royce since October 2021

Assistant Portfolio Manager for:

Royce Opportunity Fund

Worked most recently at Alpine Peaks Capital (2020-October 2021). Prior to that, Ms. Venkatraman worked as an equity analyst for the previous ten years at Pzena Investment Management, Steinberg Asset Management, and Blackrock.

III. Effective as of November 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team consisting of Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. They are assisted by Portfolio Manager Kavitha Venkatraman. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021. Ms. Venkatraman became assistant portfolio manager on October 4, 2021.

IV. Effective as of November 1, 2021, the information appearing under the heading “Management of the Funds” for Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

September 27, 2021

ROFISI-0921

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2021

Royce Opportunity Fund

I. Effective as of October 4, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team led by Portfolio Manager Boniface A. Zaino, and including Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. They are assisted by Portfolio Manager Kavitha Venkatraman. Mr. Zaino was portfolio manager from 1998 through September 30, 2018, Senior Advisor to Royce Investment Partners working on the Opportunity strategy from October 1, 2018 to April 20, 2021, and became portfolio manager on April 21, 2021. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021. Ms. Venkatraman became assistant portfolio manager on October 4, 2021.

II. Effective as of October 4, 2021, the information below relating to Kavitha Venkatraman is added under the heading “Management of the Funds.”

Kavitha Venkatraman

Portfolio Manager

Employed by Royce since October 2021

Assistant Portfolio Manager for:

Royce Opportunity Fund

Worked most recently at Alpine Peaks Capital (2020-October 2021). Prior to that, Ms. Venkatraman worked as an equity analyst for the previous ten years at Pzena Investment Management, Steinberg Asset Management, and Blackrock.

III. Effective as of November 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. The Fund is managed by a team consisting of Portfolio Managers James P. Stoeffel, Brendan J. Hartman, and James Harvey. They are assisted by Portfolio Manager Kavitha Venkatraman. Messrs. Stoeffel, Hartman, and Harvey became portfolio managers on April 21, 2021. Ms. Venkatraman became assistant portfolio manager on October 4, 2021.

IV. Effective as of November 1, 2021, the information appearing under the heading “Management of the Funds” for Royce Opportunity Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

September 27, 2021

ROFCR-0921